Share-Based Compensation - Schedule of Expense Recognized for Share Awards (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Expense Recognized for Share Awards [Line Items]
Total	$ 13,527	$ 20,574
Cost of revenue [Member]
Schedule of Expense Recognized for Share Awards [Line Items]
Total	1,154	1,335
Selling expenses [Member]
Schedule of Expense Recognized for Share Awards [Line Items]
Total	236	596
General and administrative expenses [Member]
Schedule of Expense Recognized for Share Awards [Line Items]
Total	4,162	5,956
Research and development expenses [Member]
Schedule of Expense Recognized for Share Awards [Line Items]
Total	$ 7,975	$ 12,687